Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivables [Abstract]
Schedule of other receivables
	December 31
	2016	2017
	NIS in thousands
Value added tax	624	464
Receivables for participation in R&D expenses	2,781	1,294
Prepaid expenses	131	1,717
Other	32	68
	3,568	3,543